Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Account Series
Entity Central Index Key	0001323737
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000206473 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock GA Disciplined Volatility Equity Fund
Class Name	Institutional Shares
Trading Symbol	BIDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock GA Disciplined Volatility Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
Additional Information Phone Number	(800) 537‑4942
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$29	0.55%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Institutional Shares	8.42%	25.35%	9.01%	8.15%
MSCI World Index	11.13	33.68	12.03	10.83
MSCI ACWI Minimum Volatility (USD) Index	10.33	21.88	5.32	6.67

Performance Inception Date	Jun. 01, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 718,826,077
Holdings Count | Holding	520
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$718,826,077
Number of Portfolio Holdings	520
Portfolio Turnover Rate	83%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	66.2%
Japan	8.9%
China	6.3%
India	3.9%
Taiwan	3.9%
Denmark	1.7%
United Kingdom	1.6%
France	1.5%
Hong Kong	1.3%
Italy	1.0%
Other#	3.6%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	2.3%
Johnson & Johnson	1.4%
Motorola Solutions, Inc.	1.4%
Meta Platforms, Inc., Class A	1.3%
Hermes International SCA	1.3%
Novo Nordisk A/S, Class B	1.2%
S&P Global, Inc.	1.2%
Verizon Communications, Inc.	1.2%
Procter & Gamble Co.	1.2%
Alphabet, Inc., Class C	1.1%
(a)	Excludes short-term securities, short investments and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	2.3%
Johnson & Johnson	1.4%
Motorola Solutions, Inc.	1.4%
Meta Platforms, Inc., Class A	1.3%
Hermes International SCA	1.3%
Novo Nordisk A/S, Class B	1.2%
S&P Global, Inc.	1.2%
Verizon Communications, Inc.	1.2%
Procter & Gamble Co.	1.2%
Alphabet, Inc., Class C	1.1%
(a)Excludes short-term securities, short investments and options, if any.
C000186831 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock GA Disciplined Volatility Equity Fund
Class Name	Class K Shares
Trading Symbol	BGDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock GA Disciplined Volatility Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
Additional Information Phone Number	(800) 537‑4942
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$26	0.49%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Class K Shares	8.50%	25.34%	9.05%	8.21%
MSCI World Index	11.13	33.68	12.03	10.83
MSCI ACWI Minimum Volatility (USD) Index	10.33	21.88	5.32	6.67

Performance Inception Date	Jun. 01, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 718,826,077
Holdings Count | Holding	520
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$718,826,077
Number of Portfolio Holdings	520
Portfolio Turnover Rate	83%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	66.2%
Japan	8.9%
China	6.3%
India	3.9%
Taiwan	3.9%
Denmark	1.7%
United Kingdom	1.6%
France	1.5%
Hong Kong	1.3%
Italy	1.0%
Other#	3.6%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	2.3%
Johnson & Johnson	1.4%
Motorola Solutions, Inc.	1.4%
Meta Platforms, Inc., Class A	1.3%
Hermes International SCA	1.3%
Novo Nordisk A/S, Class B	1.2%
S&P Global, Inc.	1.2%
Verizon Communications, Inc.	1.2%
Procter & Gamble Co.	1.2%
Alphabet, Inc., Class C	1.1%
(a)	Excludes short-term securities, short investments and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	2.3%
Johnson & Johnson	1.4%
Motorola Solutions, Inc.	1.4%
Meta Platforms, Inc., Class A	1.3%
Hermes International SCA	1.3%
Novo Nordisk A/S, Class B	1.2%
S&P Global, Inc.	1.2%
Verizon Communications, Inc.	1.2%
Procter & Gamble Co.	1.2%
Alphabet, Inc., Class C	1.1%
(a)Excludes short-term securities, short investments and options, if any.
C000206474 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock GA Dynamic Equity Fund
Class Name	Institutional Shares
Trading Symbol	BIEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock GA Dynamic Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
Additional Information Phone Number	(800) 537‑4942
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$28	0.54%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Institutional Shares	8.94%	30.21%	11.47%	9.87%
MSCI World Index	11.13	33.68	12.03	10.83

Performance Inception Date	Jun. 01, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,198,094,540
Holdings Count | Holding	230
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,198,094,540
Number of Portfolio Holdings	230
Portfolio Turnover Rate	40%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	81.2%
United Kingdom	3.0%
Japan	3.0%
France	2.5%
Italy	2.1%
Canada	1.6%
China	1.1%
Netherlands	1.0%
Spain	0.9%
Germany	0.6%
Other#	2.4%
Other Assets Less Liabilities	0.6%
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	4.7%
NVIDIA Corp.	4.0%
Apple, Inc.	3.7%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class C	2.7%
JPMorgan Chase & Co.	2.2%
Meta Platforms, Inc., Class A	2.2%
UnitedHealth Group, Inc.	2.0%
Bank of America Corp.	1.9%
Walmart, Inc.	1.9%
(a)	Excludes short-term securities, short investments and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	4.7%
NVIDIA Corp.	4.0%
Apple, Inc.	3.7%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class C	2.7%
JPMorgan Chase & Co.	2.2%
Meta Platforms, Inc., Class A	2.2%
UnitedHealth Group, Inc.	2.0%
Bank of America Corp.	1.9%
Walmart, Inc.	1.9%
(a)Excludes short-term securities, short investments and options, if any.
C000186832 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock GA Dynamic Equity Fund
Class Name	Class K Shares
Trading Symbol	BGEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock GA Dynamic Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
Additional Information Phone Number	(800) 537‑4942
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$24	0.46%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Class K Shares	8.94%	30.21%	11.54%	9.92%
MSCI World Index	11.13	33.68	12.03	10.83

Performance Inception Date	Jun. 01, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,198,094,540
Holdings Count | Holding	230
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,198,094,540
Number of Portfolio Holdings	230
Portfolio Turnover Rate	40%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	81.2%
United Kingdom	3.0%
Japan	3.0%
France	2.5%
Italy	2.1%
Canada	1.6%
China	1.1%
Netherlands	1.0%
Spain	0.9%
Germany	0.6%
Other#	2.4%
Other Assets Less Liabilities	0.6%
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	4.7%
NVIDIA Corp.	4.0%
Apple, Inc.	3.7%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class C	2.7%
JPMorgan Chase & Co.	2.2%
Meta Platforms, Inc., Class A	2.2%
UnitedHealth Group, Inc.	2.0%
Bank of America Corp.	1.9%
Walmart, Inc.	1.9%
(a)	Excludes short-term securities, short investments and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	4.7%
NVIDIA Corp.	4.0%
Apple, Inc.	3.7%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class C	2.7%
JPMorgan Chase & Co.	2.2%
Meta Platforms, Inc., Class A	2.2%
UnitedHealth Group, Inc.	2.0%
Bank of America Corp.	1.9%
Walmart, Inc.	1.9%
(a)Excludes short-term securities, short investments and options, if any.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.